FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Liquidity Risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Risk management policy
Financial liabilities	R$ 19,927,150	R$ 20,752,605
Liquidity Risk
Risk management policy
Financial liabilities	19,590,761
Liquidity Risk | Trade accounts payable
Risk management policy
Financial liabilities	6,613,004
Liquidity Risk | Loans and financing
Risk management policy
Financial liabilities	115
Liquidity Risk | Leases
Risk management policy
Financial liabilities	10,818,778
Liquidity Risk | Debentures
Risk management policy
Financial liabilities	2,083,884
Liquidity Risk | Derivative financial instruments
Risk management policy
Financial liabilities	74,980
2021 | Liquidity Risk
Risk management policy
Financial liabilities	9,946,211
2021 | Liquidity Risk | Trade accounts payable
Risk management policy
Financial liabilities	6,613,004
2021 | Liquidity Risk | Loans and financing
Risk management policy
Financial liabilities	63
2021 | Liquidity Risk | Leases
Risk management policy
Financial liabilities	2,262,043
2021 | Liquidity Risk | Debentures
Risk management policy
Financial liabilities	1,062,237
2021 | Liquidity Risk | Derivative financial instruments
Risk management policy
Financial liabilities	8,864
2022 | Liquidity Risk
Risk management policy
Financial liabilities	3,291,807
2022 | Liquidity Risk | Loans and financing
Risk management policy
Financial liabilities	48
2022 | Liquidity Risk | Leases
Risk management policy
Financial liabilities	2,270,112
2022 | Liquidity Risk | Debentures
Risk management policy
Financial liabilities	1,021,647
2023 | Liquidity Risk
Risk management policy
Financial liabilities	2,118,659
2023 | Liquidity Risk | Loans and financing
Risk management policy
Financial liabilities	4
2023 | Liquidity Risk | Leases
Risk management policy
Financial liabilities	2,118,655
2024
Risk management policy
Financial liabilities	1,551,657
2024 | Leases
Risk management policy
Financial liabilities	1,551,657
2025
Risk management policy
Financial liabilities	925,972
2025 | Leases
Risk management policy
Financial liabilities	925,972
2026 onwards | Liquidity Risk
Risk management policy
Financial liabilities	1,756,455
2026 onwards | Liquidity Risk | Leases
Risk management policy
Financial liabilities	1,690,339
2026 onwards | Liquidity Risk | Derivative financial instruments
Risk management policy
Financial liabilities	R$ 66,116